Subsidiary guarantee information (Details 2) - CHF (SFr) SFr in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2015	Mar. 31, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014
Comprehensive income
Net income/(loss)	SFr 1,066	SFr 1,034	SFr (662)	SFr 2,100	SFr 553
Gains/(losses) on cash flow hedges	31	8	12	39	29
Foreign currency translation	(1,053)	(1,493)	65	(2,546)	(208)
Unrealized gains/(losses) on securities	(12)	10	12	(2)	20
Actuarial gains/(losses)	92	89	42	181	77
Net prior service cost	(22)	(21)	(22)	(43)	(42)
Other comprehensive income/(loss), net of tax	(964)	(1,407)	109	(2,371)	(124)
Comprehensive income/(loss)	102	(373)	(553)	(271)	429
Comprehensive income/(loss) attributable to noncontrolling interests	(15)	(44)	41	(59)	372
Comprehensive income/(loss) attributable to shareholders	117	SFr (329)	(594)	(212)	57
Credit Suisse (USA), Inc - Consolidated
Comprehensive income
Net income/(loss)	203		385	376	1,129
Gains/(losses) on cash flow hedges	0		0	0	0
Foreign currency translation	(783)		80	(1,161)	(82)
Unrealized gains/(losses) on securities	0		0	0	0
Actuarial gains/(losses)	9		6	18	8
Net prior service cost	(3)		0	(7)	0
Other comprehensive income/(loss), net of tax	(777)		86	(1,150)	(74)
Comprehensive income/(loss)	(574)		471	(774)	1,055
Comprehensive income/(loss) attributable to noncontrolling interests	(27)		29	(64)	352
Comprehensive income/(loss) attributable to shareholders	(547)		442	(710)	703
Bank parent company and other subsidiaries | Includes eliminations and consolidation adjustments
Comprehensive income
Net income/(loss)	742		(1,223)	1,541	(824)
Gains/(losses) on cash flow hedges	30		6	52	15
Foreign currency translation	(270)		(12)	(1,381)	(128)
Unrealized gains/(losses) on securities	(12)		10	(5)	15
Actuarial gains/(losses)	8		5	16	11
Net prior service cost	(1)		(1)	0	(1)
Other comprehensive income/(loss), net of tax	(245)		8	(1,318)	(88)
Comprehensive income/(loss)	497		(1,215)	223	(912)
Comprehensive income/(loss) attributable to noncontrolling interests	(13)		9	(30)	17
Comprehensive income/(loss) attributable to shareholders	510		(1,224)	253	(929)
Bank
Comprehensive income
Net income/(loss)	945		(838)	1,917	305
Gains/(losses) on cash flow hedges	30		6	52	15
Foreign currency translation	(1,053)		68	(2,542)	(210)
Unrealized gains/(losses) on securities	(12)		10	(5)	15
Actuarial gains/(losses)	17		11	34	19
Net prior service cost	(4)		(1)	(7)	(1)
Other comprehensive income/(loss), net of tax	(1,022)		94	(2,468)	(162)
Comprehensive income/(loss)	(77)		(744)	(551)	143
Comprehensive income/(loss) attributable to noncontrolling interests	(40)		38	(94)	369
Comprehensive income/(loss) attributable to shareholders	(37)		(782)	(457)	(226)
Group parent company
Comprehensive income
Net income/(loss)	1,051		(700)	2,105	159
Gains/(losses) on cash flow hedges	1		5	(13)	13
Foreign currency translation	2		1	(1)	1
Unrealized gains/(losses) on securities	0		0	0	0
Actuarial gains/(losses)	0		0	0	0
Net prior service cost	0		0	0	0
Other comprehensive income/(loss), net of tax	3		6	(14)	14
Comprehensive income/(loss)	1,054		(694)	2,091	173
Comprehensive income/(loss) attributable to noncontrolling interests	0		0	0	0
Comprehensive income/(loss) attributable to shareholders	1,054		(694)	2,091	173
Other Group subsidiaries | Includes eliminations and consolidation adjustments
Comprehensive income
Net income/(loss)	(930)		876	(1,922)	89
Gains/(losses) on cash flow hedges	0		1	0	1
Foreign currency translation	(2)		(4)	(3)	1
Unrealized gains/(losses) on securities	0		2	3	5
Actuarial gains/(losses)	75		31	147	58
Net prior service cost	(18)		(21)	(36)	(41)
Other comprehensive income/(loss), net of tax	55		9	111	24
Comprehensive income/(loss)	(875)		885	(1,811)	113
Comprehensive income/(loss) attributable to noncontrolling interests	25		3	35	3
Comprehensive income/(loss) attributable to shareholders	SFr (900)		SFr 882	SFr (1,846)	SFr 110